CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2017			$ 378,009,884	$ 20,625,372	$ 20,409,643	$ (293,386,189)	$ 111,539
Balance (in shares) at Dec. 31, 2017		99,395,048
Cumulative effect of accounting change						111,539	(111,539)
Net income for the year						41,858,370
Stock option compensation (Note 9)					312,207
Balance at Dec. 31, 2018			378,009,884	20,625,372	20,721,850	(251,416,280)	0
Balance (in shares) at Dec. 31, 2018		99,395,048
Balance at Dec. 31, 2018	$ 167,940,826
Net loss for the year						(13,146,898)
Stock option compensation (Note 9)					31,043
Return of capital (Note 11)			(75,540,237)
Balance at Dec. 31, 2019	$ 79,284,734		$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (264,563,178)	$ 0
Balance (in shares) at Dec. 31, 2019		99,395,048